FORM 13F COVER PAGE

"December 31, 2011"

Check here if Amendment [  ] ; Amendment Number:
This Amendment (Check only one.):
  [   ] is a restatement.
  [   ] added new holdings entries.

Institutional Investment Manager Filing this report:

Name: Ruffer LLP
Address: 80 Victoria Street
              London SW1E 5JL
              United Kingdom

Form 13F File Number: 028-12772

The institutional investment manager filing this report and the person by whom it is signed hereby respresent that the "person signing the report is authorized to submit it, that "
"all information contained herein is true, correct and"
"complete, and that it is understood that all required"
"items, statements, schedules, lists, and tables, are " considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Louise Stanway
Title: Compliance Officer
Phone: 00 44 20 7963 8146

"Signature, Place and Date of Signing:"

"Louise Stanway, London United Kingdom, February 9, 2012"

[ x ] 13F HOLDINGS REPORT. (Check here is all holdings of
 this reporting manager are reporting in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in
" this report, and all holdings are reported by other " reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
 holdings for this reporting manager are reported in this report & a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY

Report Summary:

Number of Other Included Managers: None
Form 13F Information Table Entry Total: 64
"Form 13F Information Table Value Total: $1,814,153 (thou)"

FORM 13F INFORMATION TABLE

ALLSCRIPT MISYS HEALTCAR SOL	COM	01988P108	182	10000	SH		SOLE		10000
AMERICAN INTL GROUP	W EXP 2021	026874156	62	10678	SH		SOLE		10678
ANNALY CAP MGMT INC	COM	035710409	382	23835	SH		SOLE		23835
APPLE INC	COM	037833100	527	1254	SH		SOLE		1254
ARCH CAP GROUP LTD	ORD	G0450A105	551	14610	SH		SOLE		14610
BARRICK GOLD CORP	COM	067901108	61577	1278728	SH		SOLE		1278728
BERKSHIRE HATHAWAY INC DEL	CL A	084670108	3709	32	SH		SOLE		32
BERKSHIRE HATHAWAY INC DEL	CL B	084670207	2278	29450	SH		SOLE		29450
BANK OF NEW YORK MELLON CORP	COM	064058100	1313	63000	SH		SOLE		63000
BP PLC	SPONSORED ADR	055622104	315	7080	SH		SOLE		7080
CHIMERA INVT CORP	COM	16934Q109	246	93000	SH		SOLE		93000
CHINA INFORMATION SEC TECH I	COM	16944F101	407	582327	SH		SOLE		582327
CISCO SYS INC	COM	17275R102	248027	13054960	SH		SOLE		13054960
CLEAN DIESEL TECH IN	COM PAR $.01	18449C401	408	140585	SH		SOLE		140585
COWEN GROUP INC NEW	CL A	223622101	1111	427720	SH		SOLE		427720
CREXUS INVT CORP	COM	226553105	5980	574615	SH		SOLE		574615
CVS CAREMARK CORPORATION	COM	126650100	2265	54000	SH		SOLE		54000
DELL INC	COM	24702R101	1448	95000	SH		SOLE		95000
D R HORTON INC	COM	23331A109	1342	100000	SH		SOLE		100000
DR PEPPER SNAPPLE GROUP INC	COM	26138E109	2287	58669	SH		SOLE		58669
DRDGOLD LIMITED	SPON ADR NEW	26152H301	196	34015	SH		SOLE		34015
EXELON CORP	COM	30161N101	6493	156600	SH		SOLE		156600
EXXON MOBIL CORP	COM	30231G102	358	4156	SH		SOLE		4156
GENERAL ELECTRIC CO	COM	369604103	1330	71393	SH		SOLE		71393
Gold Fields Ltd New	SPONS ADR	38059T106	84784	5399340	SH		SOLE		5399340
GOOGLE INC	CL A	38259P508	1324	2000	SH		SOLE		2000
IAMGOLD CORP	COM	450913108	6371	370000	SH		SOLE		370000
INTERNATIONAL BUSINESS MACHS	COM	459200101	232	1250	SH		SOLE		1250
JOHNSON & JOHNSON	COM	478160104	306650	4666013	SH		SOLE		4666013
JPMORGAN CHASE & CO	COM	46625H100	17192	479377	SH		SOLE		479377
KINROSS GOLD CORP	COM NO PAR	496902404	4086	335000	SH		SOLE		335000
KOREA ELECTRIC PWR	SPONSORED ADR	500631106	474	40720	SH		SOLE		40720
KRAFT FOODS INC	CL A	50075N104	205501	5418983	SH		SOLE		5418983
KROGER CO	COM	501044101	7868	322235	SH		SOLE		322235
M & T BK CORP	COM	55261F104	9867	123945	SH		SOLE		123945
MARSH & MCLENNAN COS INC	COM	571748102	327	10450	SH		SOLE		10450
MARTIN MARIETTA MATLS INC	COM	573284106	686	9000	SH		SOLE		9000
MCDONALDS CORP	COM	580135101	271	2700	SH		SOLE		2700
MDC PARTNERS INC	CL A SUB VTG	552676108	1357	71500	SH		SOLE		71500
MEDTRONIC INC	COM	585055106	2736	70700	SH		SOLE		70700
MERCK & CO INC NEW	COM	58933Y105	279353	7176258	SH		SOLE		7176258
MGT CAPITAL INVTS INC	COM	55302P103	16	243000	SH		SOLE		243000
MOLSON COORS BREWING CO	CL B	60871R209	872	20000	SH		SOLE		20000
NEWMONT MINING CORP	COM	651639106	70395	1128065	SH		SOLE		1128065
NORTHERN TR CORP	COM	665859104	1441	35000	SH		SOLE		35000
NOVARTIS A G	SPONSORED ADR	66987V109	10978	190160	SH		SOLE		190160
PEPSICO INC	COM	713448108	2529	38000	SH		SOLE		38000
PFIZER INC	COM	717081103	545	25135	SH		SOLE		25135
PHILIP MORRIS INTL INC	COM	718172109	244	3100	SH		SOLE		3100
RACKSPACE HOSTING 	COM	750086100	755	18000	SH		SOLE		18000

REDWOOD TR INC	COM	758075402	431	40925	SH		SOLE		40925
REPUBLIC SVCS INC	COM	760759100	1110	40000	SH		SOLE		40000
ROYAL DUTCH SHELL PLC	SPON ADR B	780259107	526	6895	SH		SOLE		6895
RYLAND GROUP INC	COM	783764103	1061	63000	SH		SOLE		63000
SAIC INC	COM	78390X101	1136	90000	SH		SOLE		90000
TAIWAN SEMICOND MFG	SPONS ADR	874039100	324	24300	SH		SOLE		24300
TEXAS INSTRS INC	COM	882508104	35899	1199728	SH		SOLE		1199728
TIME WARNER INC	COM NEW	887317303	3067	82925	SH		SOLE		82925
UNITED TECHNOLOGIES CORP	COM	913017109	232	3100	SH		SOLE		3100
BANCORP DEL	COM NEW	902973304	1407	50000	SH		SOLE		50000
VIACOM INC NEW	CL B	92553P201	100445	2128155	SH		SOLE		2128155
VODAFONE GROUP PLC NEW	SPONS ADR NEW	92857W209	312	11187	SH		SOLE		11187
WAL MART STORES INC	COM	931142103	306198	5129806	SH		SOLE		5129806
YAHOO INC	COM	984332106	2357	150000	SH		SOLE		150000